Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income	12 Months Ended
Sep. 30, 2022
Profit or loss [abstract]
Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income
6. Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income

6.1. Revenue

	September 30,
EUR million	2022	2021	2020
Revenue from the sale of merchandise	1,055.6	813.1	643.0
Revenue from the sale of services	7.2	0.6	1.4
Total	1,062.8	813.7	644.4

The business activities of Tennis, Bike & Outdoor as well as Teamsport are managed globally, which includes activities in Germany (D), Austria (A) and Switzerland (CH), in United Kingdom, United States of America and France. In the presentation of geographical information, segment revenues were determined based on the geographical location of the customer.
Information on major customer
Revenues from one single customer do not exceed 10% of the revenues of SIGNA Sports United Group in the reporting period ending on September 30, 2022, 2021 and 2020.The following table shows the geographical breakdown of external revenues:

EUR million	Tennis	Bike & Outdoor	Teamsport	Revenue for the year ended Sept. 30, 2022
Germany	63.3	202.8	29.4	295.6
Switzerland	8.5	66.9	4.8	80.1
United Kingdom	8.5	158.5	—	167.0
Austria	12.3	21.3	0.5	34.1
France	30.0	81.1	1.8	113.0
United States of America	87.9	15.0	—	102.9
Rest of the world	48.6	217.7	3.9	270.2
Total	259.0	763.4	40.4	1,062.8

The geographical information on segment revenues from the previous years is broken down as follows:

EUR million	Tennis	Bike & Outdoor	Teamsport	Revenue for the year ended Sept. 30, 2021
Germany	59.7	188.5	30.3	278.5
Switzerland	7.6	72.8	2.3	82.7
United Kingdom	8.1	9.9	—	18.1
Austria	11.1	22.0	1.0	34.1
France	18.6	104.7	1.9	125.3
United States of America	16.8	—	—	16.8
Rest of the word	43.5	208.9	5.7	258.2
Total	165.4	607.0	41.2	813.7

EUR million	Tennis	Bike & Outdoor	Teamsport	Revenue for the year ended Sept. 30, 2020
Germany	53.9	172.4	19.7	245.9
Switzerland	6.2	74.1	—	80.3
United Kingdom	6.7	0.1	—	6.8
Austria	11.1	17.3	0.9	29.4
France	19.7	78.8	0.5	99.0
United States of America	0.2	—	—	0.2
Rest of the word	27.7	154.7	0.5	182.9
Total	125.5	497.4	21.6	644.4

Refund liabilities
The following table provides information about the Group’s refund liabilities from contracts with customers:

	September 30,
EUR million	2022	2021	2020
Refund liabilities arising from right of return	13.3	10.7	10.1

6.2. Own work capitalized

	September 30,
EUR million	2022	2021	2020
Own work capitalized	5.5	3.4	3.0
Total	5.5	3.4	3.0
Own work capitalized mainly comprises the capitalized development costs for internally generated software.
6.3. Other operating income

	September 30,
EUR million	2022	2021	2020
Other	5.2	5.4	0.5
Total	5.2	5.4	0.5
6.4. Personnel expenses

	September 30,
EUR million	2022	2021	2020
Wages and salaries	(114.2)	(70.1)	(52.1)
Social contribution	(21.8)	(15.1)	(11.7)
Other personnel expenses	(27.3)	(3.8)	(2.7)
Total	(163.3)	(89.0)	(66.5)

Other personnel expenses include €17.1 million share-based compensation expenses which mainly consists of a one-time IPO bonus which was awarded to all employees as well as to key management personnel as part of the Yucaipa Merger (see Note 7.12).
The following table shows the annual average number of employees within SIGNA Sports United Group:

	September 30,
	2022	2021	2020
Employees	3,623	2,492	1,914
Total	3,623	2,492	1,914
6.5. Other operating expenses

	September 30,
EUR million	2022	2021	2020
Expenses for logistics and packaging	(121.9)	(81.0)	(61.8)
Marketing expenses	(89.2)	(62.7)	(41.7)
Expenses for warehousing, rents and similar expenses	(8.2)	(6.3)	(9.6)
Charges for payment services	(18.6)	(11.3)	(8.5)
Legal and consulting fees	(64.5)	(31.8)	(7.1)
IT expense	(19.7)	(14.2)	(9.4)
Administrative expenses	(15.3)	(7.3)	(3.3)
Temporary workers and other personnel related expenses	(12.0)	(11.9)	(8.2)
ECL allowance	(2.2)	(2.1)	(3.9)
Share listing expense (IFRS 2)	(121.9)	—	—
Other	(7.7)	(6.0)	(3.3)
Total	(481.1)	(234.5)	(156.8)

For further information regarding the €121.9 million share listing expense see Note 6.7. The increase in legal and consulting fees resulted mainly from an increase in accounting, audit and legal fees. The increase is due to both one-time expenses associated with the Yucaipa Merger and PIPE Financing as well as efforts to operate as a public company. The remaining other operating expenses increased due to the acquisitions of Wiggle Group and Tennis Express in the current financial year as well as the acquisition of Midwest in the second half of the previous financial year.

6.6. Finance income and cost

	September 30,
EUR million	2022	2021	2020
Finance income
Interest income	1.8	4.0	0.7
Other financial income	34.9	0.8	0.1
Total	36.6	4.8	0.9

Finance cost
Interest expense for financial liabilities carried at amortized cost	(5.7)	(8.1)	(7.7)
Other financial expenses	(15.3)	(1.1)	(0.1)
Interest expense for lease liabilities (IFRS 16)	(0.3)	(0.2)	(0.1)
Total	(21.3)	(9.4)	(7.9)
Net finance income (costs)	15.3	(4.6)	(7.1)
The other financial income includes €16.4 million due to the revaluation of the warrants (see Note 6.7) as well as €16.4 million due to the revaluation of the put option liabilities for Tennis Express and Midwest Sports. Other financial expenses include currency losses of €14.9 million mainly resulting from intercompany balances and warrants revaluation.
6.7. Share listing expense and change in fair value of warrant liabilities
As described in Note 3, the Yucaipa Merger led to a Share listing expense. SSU N.V. issued shares with a fair value of €110.1 million to Yucaipa shareholders, comprised of the fair value of SSU N.V. shares, that were issued to Yucaipa shareholders of €8.75 per share
(Yucaipa’s closing price as of December 14, 2021). In exchange, SSU N.V received the identifiable net assets held by Yucaipa, which had a fair value upon closing of €7.3 million, comprising of investments held in Yucaipa’s trust account partly offset by current liabilities by Yucaipa, deferred underwriting commissions and financial liabilities in the amount of €19.0 million accounted for the 17,433,333 Yucaipa Warrants considering a fair value of the warrants of €1.09 per warrant (price of Yucaipa Warrants at Closing of the Yucaipa Merger in EUR; closing price in USD as the denominated currency was USD 1.24). The excess of the fair value of the equity instruments issued over the fair value of the identified net assets contributed, represents a non-cash expense in accordance with IFRS 2. This one-time expense as a result of the Yucaipa Merger, in the amount of €121.9 million, is recognized as Share listing expense in other operating expenses within the Consolidated Statement of Profit or Loss. Details of the calculation of the Share listing expense are as follows:

EUR million, except per share data
Shares to be issued by TopCo to Yucaipa	A	12.6
Yucaipa's closing price per share as of December 14, 2021	B	8.8
Fair value of shares deemed issued (A x B)	C	110.1
Yucaipa's net assets	D	7.3
Fair value of the deemed issued Warrants	E	19.0
Excess of Fair value of shares over Yucaipa's net assets acquired incl. Warrants (C - D + E)	F	121.9

Upon closing of the Yucaipa Merger, Yucaipa Warrants were converted into SSU Warrants. The financial liability for the SSU Warrants is accounted for at fair value through profit and loss. The fair value of warrants decreased from €1.09 per warrant as of December 14, 2021 to €0.22 per warrant as of September 30, 2022. The result is a decrease in fair value of warrant liabilities of €15.3 million for the period.
6.8. Income taxes
Income tax benefits/(expenses) recognized in the consolidated statements of profit or loss

	September 30,
EUR million	2022	2021	2020
Current income tax	(2.0)	(1.7)	(0.5)
Deferred income tax	28.6	0.1	2.4
Total	26.6	(1.6)	1.9

The current income tax expenses and benefits are as follows:

	September 30,
EUR million	2022	2021	2020
Earnings before taxes	(565.9)	(36.2)	(22.6)
Expected income tax rate (of the parent company)	30.2%	30.2%	33.0%
Income tax benefits based on the expected income tax rate	170.8	10.9	7.4
Increase (decrease) in income tax expense due to:
Differences between the company’s domestic and foreign tax rates	(5.3)	0.3	(0.7)
Non-deductible operating expenses	(145.8)	(0.5)	(0.4)
Effects of prior year taxes	(1.6)	0.0	0.1
Non-taxable income	132.4	—	—
Non-recognition of deferred tax assets from temporary differences and tax loss carryforwards	(13.9)	(12.1)	(4.0)
Non-deductible share listing expenses	(36.8)	—	—
Non-deductible goodwill impairment losses	(73.5)	—	—
Other	0.3	(0.2)	(0.5)
Total income tax benefit (expense) on continuing operations	26.6	(1.6)	1.9
Effective tax rate	(4.7%)	4.4%	(8.2%)
The tax rate used to calculate the expected tax income corresponds to the tax rate of SIGNA Sports United NV, Berlin/Germany, and consists of the corporate tax rate including the solidarity surcharge of 15.83% (2021 and 2020: 15.83%) and a trade tax rate of 14.35% (2021: 14.35% and 2020: 17.15%). The reduction of the trade tax rate in the previous year is due to the change of the registered office from SIGNA Sports United GmbH from Munich to Berlin.
6.9. Earnings per share (“EPS”)
Basic earnings/(loss) per share has been calculated by dividing the profit/(loss) for the year from continuing operations attributable to ordinary equity holders of the parent by the weighted average number of common shares outstanding during the period.
Diluted loss per share is computed using the weighted-average number of outstanding shares and excludes all potential shares outstanding during the period, as their inclusion would be anti-dilutive. The Group’s potential shares consist of incremental shares issuable in relation to the Earn-out agreement entered into with SISH and Yucaipa and upon the assumed exercise of share options as well as the already granted but not yet vested employee shares as part of the one-time IPO bonus.

The calculation of earnings/(loss) per share is as follows:

	September 30,
EUR million	2022	2021	2020
Earnings
Earnings for the purposes of basic earnings per share being net profit attributable equity holders of the parent entity from continuing operations	(539.3)	(37.7)	(19.8)
Number of shares in millions
Weighted average number of ordinary shares for the purposes of basic earnings per share	316.5	202.5	202.5
Basic and diluted loss per share from continuing operations in EUR	(1.7)	(0.2)	(0.1)

Weighted average number of ordinary shares:

	September 30,
in millions of shares	2022	2021	2020
Issued ordinary shares at October 1	202.5	202.5	17.3
Effect of shares issued in October 2019	—	—	0.3
Effect of reorganization	45.4	—	184.9
Effect of shares issued in December 2021	67.1	—	—
Effect of shares issued in February 2022	0.0	—	—
Effect of shares issued in March 2022	1.4	—	—
Effect of shares issued in May 2022	0.1	—	—
Effect of shares issued in September 2022	0.0	—	—
Weighted average number of ordinary shares at September 30	316.5	202.5	202.5
The total number of ordinary shares was adjusted for the effect of the reorganization (see Note 3), which is applied retrospectively to all prior periods presented.
Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	September 30,
in millions of shares	2022	2021	2020
Earn-out shares	51.0	—	—
Employee options	0.6	1.3	—
Employee RSUs	0.8	—	—
Board LTI RSUs	0.3	—	—
Convertible loan	—	1.6	1.6
For the 51.0 million Earn-out shares, the 0.6 million employee options, the 0.8 million employee RSUs and the 0.3 million Board LTI RSUs the vesting conditions are not met as of September 30, 2022.